Note 4 - Segmental Financial Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

4. Segmental Financial Information

The Company has three reportable segments from which it derives its revenues: (1) container vessels segment, (2) dry bulk vessels segment vessels and (3) operating platform segment. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different services. The container vessel business segment consists of transportation of containerized products through ownership and operation of container vessels. The dry bulk business segment consists of transportation of dry bulk cargoes through ownership and trading of dry bulk vessels. Under the CBI segment the Company charters-in/out dry bulk vessels and enters into contracts of affreightment, FFAs and may also utilize hedging solutions.

The tables below present information about the Company’s reportable segments as of December 31, 2021 and December 31, 2022, and for the years ended December 31, 2021 and 2022. The Company measures segment performance based on net income. Items included in the segment’s net income are allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculation, their allocations keys are defined on the basis of each segment’s drawing on key resources. The Other segment includes items that due to their nature are not allocated to any of the Company’s reportable segments. As of December 31, 2021 and December 31, 2022 and for the years ended December 31, 2021 and 2022, Other segment includes equity method investments’ balances, due from related parties balances and income and short-term investments. Summarized financial information concerning each of the Company’s reportable segments is as follows:

For the year ended December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Other	Eliminations	Total
Voyage revenue	$797,392	$316,100	$367	$-	$-	$1,113,859
Intersegment voyage revenue	-	800	-	-	(800)	-
Voyage expenses	(11,323)	(37,602)	(144)	-	-	(49,069)
Intersegment voyage expenses	-	-	(800)	-	800	-
Vessels’ operating expenses	(169,426)	(99,805)	-	-	-	(269,231)
Depreciation	(126,340)	(39,658)	-	-	-	(165,998)
Amortization of dry-docking and special survey costs	(11,831)	(1,655)	-	-	-	(13,486)
Vessels’ Impairment loss	-	(1,691)	-	-	-	(1,691)
Gain on sale of vessels, net	122,884	3,452	-	-	-	126,336
Interest income	3,666	2,290	-	-	-	5,956
Interest and finance costs	(101,888)	(20,333)	(12)	-	-	(122,233)
Income from equity method investments	-	-	-	2,296	-	2,296
Net Income/ (Loss) for the Year	$458,494	$97,405	$(3,503)	$2,296	$-	$554,692

For the year ended December 31, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$678,292	$115,347	$-	$793,639
Vessels’ operating expenses	(151,452)	(28,529)	-	(179,981)
Depreciation	(125,811)	(11,147)	-	(136,958)
Amortization of dry-docking and special survey costs	(10,346)	(87)	-	(10,433)
Gain on sale of vessels, net	45,894	-	-	45,894
Interest income	1,587	-	-	1,587
Interest and finance costs	(81,887)	(4,160)	-	(86,047)
Income from equity method investments	-	-	12,859	12,859
Net Income for the Year	$303,490	$56,814	$74,817	$435,121

As of December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Other	Eliminations	Total
Total Assets	$3,272,559	$771,027	$101,807	$751,838	$(1,002)	$4,896,229

As of December 31, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Total Assets	$3,672,212	$714,957	$19,872	$4,407,041